TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic	$ 5,948	$ 4,151	$ 1,007
Foreign	3,692	3,443	2,141
Income (loss) before taxes on income	$ 9,640	$ 7,594	$ 3,148